Consolidated Statements of Equity $ in Thousands, $ in Thousands	USD ($) shares	CAD ($) shares	Share Capital - Common Shares USD ($) shares	Share Purchase Warrants USD ($)	Contributed surplus USD ($)	Accumulated OCI USD ($)	Retained earnings USD ($)
Beginning balance (in shares) at Dec. 31, 2021 | shares			98,000,774
Beginning balance at Dec. 31, 2021	$ 478,526		$ 626,042	$ 10,252	$ 177,315	$ (122,696)	$ (212,387)
Exercise of options (in shares) | shares	194,999	194,999	194,999
Exercise of options	$ 465		$ 496		(31)
Exercise of warrants (in shares) | shares			287,099
Exercise of warrants	1,204		$ 1,273	(69)
Stock-based compensation	1,315				1,315
Issuance of equity for the acquisition of Aris Gold (in shares) | shares			38,420,690
Issuance of equity for the acquisition of Aris Gold	92,392		$ 90,317		2,075
Realization of AOCI through retained earnings on acquisition of Aris Gold	$ 0					424	(424)
Repurchase of shares (in shares) | shares	(845,901)	(845,901)	(845,901)
Repurchase of shares	$ (3,093)		$ (3,093)
Dividends declared	(9,188)						(9,188)
Comprehensive earnings (loss)	$ (65,726)					(60,868)	(4,858)
Ending balance (in shares) at Dec. 31, 2022 | shares	136,057,661	136,057,661	136,057,661
Ending balance at Dec. 31, 2022	$ 495,895		$ 715,035	10,183	180,674	(183,140)	(226,857)
Exercise of options (in shares) | shares	528,241	528,241	528,241
Exercise of options	$ 1,288		$ 1,679		(391)
Exercise of warrants (in shares) | shares			983,688
Exercise of warrants	2,617		$ 3,092	(475)
Stock-based compensation	1,475				1,475
Dividends declared	(10,351)	$ (13,205)
Comprehensive earnings (loss)	$ 123,380					111,961	11,419
Ending balance (in shares) at Dec. 31, 2023 | shares	137,569,590	137,569,590	137,569,590
Ending balance at Dec. 31, 2023	$ 624,655		$ 719,806	$ 9,708	$ 181,758	$ (71,179)	$ (215,438)